Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	WisdomTree Digital Trust
Entity Central Index Key	0001859001
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000240058
Shareholder Report [Line Items]
Fund Name	WisdomTree 3-7 Year Treasury Digital Fund
Trading Symbol	WTTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree 3-7 Year Treasury Digital Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors). You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors)
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 3-7 Year Treasury Digital Fund	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree 3-7 Year Treasury Digital Fund $11,074	Bloomberg U.S. Aggregate Bond Index $11,133	Solactive US 3-7 Year Treasury Bond Index $11,122
01/19/23	$10,000	$10,000	$10,000
01/31/23	$9,950	$9,948	$9,924
02/28/23	$9,730	$9,691	$9,722
03/31/23	$10,013	$9,937	$9,990
04/30/23	$10,073	$9,997	$10,051
05/31/23	$9,993	$9,888	$9,980
06/30/23	$9,869	$9,853	$9,853
07/31/23	$9,879	$9,846	$9,861
08/31/23	$9,879	$9,783	$9,863
09/30/23	$9,754	$9,534	$9,745
10/31/23	$9,702	$9,384	$9,696
11/30/23	$9,958	$9,809	$9,944
12/31/23	$10,180	$10,184	$10,178
01/31/24	$10,211	$10,156	$10,209
02/29/24	$10,066	$10,013	$10,071
03/31/24	$10,115	$10,105	$10,117
04/30/24	$9,938	$9,850	$9,947
05/31/24	$10,063	$10,017	$10,045
06/30/24	$10,160	$10,112	$10,173
07/31/24	$10,381	$10,348	$10,395
08/31/24	$10,497	$10,497	$10,517
09/30/24	$10,603	$10,637	$10,629
10/31/24	$10,380	$10,374	$10,404
11/30/24	$10,454	$10,483	$10,466
12/31/24	$10,346	$10,312	$10,379
01/31/25	$10,411	$10,366	$10,441
02/28/25	$10,582	$10,595	$10,617
03/31/25	$10,645	$10,599	$10,681
04/30/25	$10,786	$10,640	$10,820
05/31/25	$10,710	$10,564	$10,744
06/30/25	$10,832	$10,726	$10,863
07/31/25	$10,788	$10,698	$10,825
08/31/25	$10,930	$10,826	$10,981
09/30/25	$10,954	$10,944	$11,001
10/31/25	$11,009	$11,013	$11,054
11/30/25	$11,097	$11,081	$11,136
12/31/25	$11,075	$11,065	$11,121
01/31/26	$11,075	$11,076	$11,124
02/28/26	$11,243	$11,258	$11,287
03/31/26	$11,075	$11,059	$11,122
04/30/26	$11,086	$11,072	$11,125
05/31/26	$11,063	$11,106	$11,111
06/30/26	$11,074	$11,133	$11,122

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 1/19/23
Fund NAV Returns	2.24%	3.01%
Bloomberg U.S. Aggregate Bond Index	3.79%	3.16%
Solactive US 3-7 Year Treasury Bond Index	2.39%	3.13%

AssetsNet	$ 981,427
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 499
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$981,427 # of Portfolio Holdings90 Portfolio Turnover Rate142% Investment Advisory Fees Paid, Net$499
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	99.0%
Other Assets and Liabilities, Net	1.0%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes, 4.00%, due 2/28/2030	2.1%
U.S. Treasury Notes, 4.13%, due 11/15/2032	2.0%
U.S. Treasury Notes, 1.25%, due 8/15/2031	2.0%
U.S. Treasury Notes, 1.38%, due 11/15/2031	1.9%
U.S. Treasury Notes, 3.50%, due 2/15/2033	1.9%
U.S. Treasury Notes, 0.88%, due 11/15/2030	1.9%
U.S. Treasury Notes, 2.88%, due 5/15/2032	1.9%
U.S. Treasury Notes, 3.38%, due 5/15/2033	1.9%
U.S. Treasury Notes, 1.63%, due 5/15/2031	1.8%
U.S. Treasury Notes, 1.88%, due 2/15/2032	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
C000240073
Shareholder Report [Line Items]
Fund Name	WisdomTree 500 Digital Fund
Trading Symbol	SPXUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree 500 Digital Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors). You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors)
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 500 Digital Fund	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree 500 Digital Fund $20,549	S&P 500® Index $20,032	WisdomTree 500 Index $20,574
01/19/23	$10,000	$10,000	$10,000
01/31/23	$10,400	$10,380	$10,398
02/28/23	$10,160	$10,127	$10,155
03/31/23	$10,537	$10,499	$10,537
04/30/23	$10,677	$10,662	$10,679
05/31/23	$10,768	$10,709	$10,767
06/30/23	$11,474	$11,416	$11,476
07/31/23	$11,867	$11,783	$11,877
08/31/23	$11,685	$11,596	$11,688
09/30/23	$11,140	$11,043	$11,149
10/31/23	$10,897	$10,810	$10,902
11/30/23	$11,898	$11,798	$11,904
12/31/23	$12,444	$12,334	$12,448
01/31/24	$12,667	$12,541	$12,665
02/29/24	$13,367	$13,211	$13,368
03/31/24	$13,785	$13,636	$13,795
04/30/24	$13,255	$13,079	$13,257
05/31/24	$13,907	$13,727	$13,910
06/30/24	$14,431	$14,220	$14,441
07/31/24	$14,574	$14,393	$14,585
08/31/24	$14,931	$14,742	$14,941
09/30/24	$15,269	$15,057	$15,281
10/31/24	$15,177	$14,920	$15,189
11/30/24	$16,149	$15,796	$16,164
12/31/24	$15,777	$15,420	$15,794
01/31/25	$16,270	$15,849	$16,289
02/28/25	$16,013	$15,642	$16,023
03/31/25	$15,036	$14,761	$15,051
04/30/25	$14,984	$14,661	$14,998
05/31/25	$15,962	$15,584	$15,983
06/30/25	$16,799	$16,376	$16,820
07/31/25	$17,212	$16,744	$17,230
08/31/25	$17,531	$17,083	$17,558
09/30/25	$18,222	$17,706	$18,248
10/31/25	$18,656	$18,121	$18,689
11/30/25	$18,677	$18,165	$18,705
12/31/25	$18,688	$18,177	$18,720
01/31/26	$18,906	$18,440	$18,928
02/28/26	$18,729	$18,300	$18,753
03/31/26	$17,822	$17,389	$17,845
04/30/26	$19,705	$19,213	$19,733
05/31/26	$20,787	$20,225	$20,808
06/30/26	$20,549	$20,032	$20,574

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 1/19/23
Fund NAV Returns	22.32%	23.24%
S&P 500® Index	22.33%	22.31%
WisdomTree 500 Index	22.32%	23.26%

AssetsNet	$ 18,063,015
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 8,117
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$18,063,015 # of Portfolio Holdings504 Portfolio Turnover Rate3% Investment Advisory Fees Paid, Net$8,117
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	37.5%
Financials	12.2%
Communication Services	10.8%
Consumer Discretionary	9.3%
Health Care	8.7%
Industrials	8.3%
Consumer Staples	5.1%
Energy	3.0%
Utilities	2.0%
Real Estate	1.4%
Other Sectors	1.5%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	6.7%
Alphabet, Inc., Class A	6.6%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.7%
Broadcom, Inc.	2.5%
Meta Platforms, Inc., Class A	2.1%
Micron Technology, Inc.	1.9%
Tesla, Inc.	1.9%
Eli Lilly & Co.	1.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
C000240067
Shareholder Report [Line Items]
Fund Name	WisdomTree 7-10 Year Treasury Digital Fund
Trading Symbol	WTSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree 7-10 Year Treasury Digital Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors). You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors)
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree 7-10 Year Treasury Digital Fund	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree 7-10 Year Treasury Digital Fund $10,682	Bloomberg U.S. Aggregate Bond Index $11,133	Solactive US 7-10 Year Treasury Bond Index $10,700
01/19/23	$10,000	$10,000	$10,000
01/31/23	$9,930	$9,948	$9,889
02/28/23	$9,610	$9,691	$9,590
03/31/23	$9,970	$9,937	$9,944
04/30/23	$10,050	$9,997	$10,016
05/31/23	$9,900	$9,888	$9,891
06/30/23	$9,782	$9,853	$9,763
07/31/23	$9,721	$9,846	$9,702
08/31/23	$9,650	$9,783	$9,639
09/30/23	$9,349	$9,534	$9,338
10/31/23	$9,175	$9,384	$9,176
11/30/23	$9,584	$9,809	$9,565
12/31/23	$9,945	$10,184	$9,941
01/31/24	$9,955	$10,156	$9,939
02/29/24	$9,748	$10,013	$9,735
03/31/24	$9,816	$10,105	$9,806
04/30/24	$9,513	$9,850	$9,506
05/31/24	$9,680	$10,017	$9,635
06/30/24	$9,795	$10,112	$9,800
07/31/24	$10,090	$10,348	$10,083
08/31/24	$10,227	$10,497	$10,227
09/30/24	$10,363	$10,637	$10,361
10/31/24	$10,013	$10,374	$10,016
11/30/24	$10,119	$10,483	$10,114
12/31/24	$9,882	$10,312	$9,888
01/31/25	$9,947	$10,366	$9,955
02/28/25	$10,226	$10,595	$10,235
03/31/25	$10,268	$10,599	$10,271
04/30/25	$10,376	$10,640	$10,375
05/31/25	$10,246	$10,564	$10,253
06/30/25	$10,409	$10,726	$10,416
07/31/25	$10,344	$10,698	$10,356
08/31/25	$10,508	$10,826	$10,528
09/30/25	$10,584	$10,944	$10,598
10/31/25	$10,661	$11,013	$10,673
11/30/25	$10,761	$11,081	$10,779
12/31/25	$10,684	$11,065	$10,698
01/31/26	$10,662	$11,076	$10,675
02/28/26	$10,919	$11,258	$10,941
03/31/26	$10,678	$11,059	$10,687
04/30/26	$10,666	$11,072	$10,675
05/31/26	$10,660	$11,106	$10,673
06/30/26	$10,682	$11,133	$10,700

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 1/19/23
Fund NAV Returns	2.62%	1.93%
Bloomberg U.S. Aggregate Bond Index	3.79%	3.16%
Solactive US 7-10 Year Treasury Bond Index	2.72%	1.98%

AssetsNet	$ 950,445
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 482
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$950,445 # of Portfolio Holdings13 Portfolio Turnover Rate111% Investment Advisory Fees Paid, Net$482
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	98.9%
Other Assets and Liabilities, Net	1.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes, 4.63%, due 2/15/2035	8.9%
U.S. Treasury Notes, 4.38%, due 5/15/2034	8.8%
U.S. Treasury Notes, 4.25%, due 8/15/2035	8.8%
U.S. Treasury Notes, 4.25%, due 5/15/2035	8.8%
U.S. Treasury Notes, 4.25%, due 11/15/2034	8.8%
U.S. Treasury Notes, 4.00%, due 11/15/2035	8.6%
U.S. Treasury Notes, 3.88%, due 8/15/2034	8.6%
U.S. Treasury Notes, 4.00%, due 2/15/2034	8.6%
U.S. Treasury Notes, 4.13%, due 2/15/2036	8.5%
U.S. Treasury Notes, 4.50%, due 11/15/2033	8.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
C000264681
Shareholder Report [Line Items]
Fund Name	WisdomTree Equity Premium Income Digital Fund
Trading Symbol	WTPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Equity Premium Income Digital Fund (the "Fund") for the period of December 3, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors). You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors)
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Equity Premium Income Digital Fund	$26	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 12/3/25. Actual expenses are calculated using a 210/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.44%	[1]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Equity Premium Income Digital Fund $10,484	S&P 500® Index $11,024	Volos US Large Cap Target 2.5% PutWrite Index $10,508
12/3/2025	$10,000	$10,000	$10,000
12/31/2025	$10,114	$10,003	$10,099
3/31/2026	$9,930	$9,570	$9,881
6/30/2026	$10,484	$11,024	$10,508

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Since Inception 12/3/25Footnote Reference*
Fund NAV Returns	4.84%
S&P 500® Index	10.24%
Volos US Large Cap Target 2.5% PutWrite Index	5.08%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

AssetsNet	$ 1,626,573
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 3,798
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,626,573 # of Portfolio Holdings3 Portfolio Turnover Rate0% Investment Advisory Fees Paid, Net$3,798
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	97.5%
Mutual Fund	3.7%
Other Assets and Liabilities, Net	(1.2)%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

Table Summary
U.S. Treasury Bills, 3.65%, due 8/6/2026	49.0%
U.S. Treasury Bills, 3.73%, due 11/5/2026	48.5%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%	3.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
C000240070
Shareholder Report [Line Items]
Fund Name	WisdomTree Floating Rate Treasury Digital Fund
Trading Symbol	FLTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Floating Rate Treasury Digital Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors). You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors)
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Floating Rate Treasury Digital Fund	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Floating Rate Treasury Digital Fund $11,765	Bloomberg U.S. Aggregate Bond Index $11,133	Solactive US Treasury Floating Rate Note Bond Index $11,790
01/19/23	$10,000	$10,000	$10,000
01/31/23	$10,013	$9,948	$10,013
02/28/23	$10,050	$9,691	$10,049
03/31/23	$10,089	$9,937	$10,087
04/30/23	$10,136	$9,997	$10,131
05/31/23	$10,180	$9,888	$10,181
06/30/23	$10,225	$9,853	$10,226
07/31/23	$10,271	$9,846	$10,276
08/31/23	$10,315	$9,783	$10,321
09/30/23	$10,361	$9,534	$10,366
10/31/23	$10,411	$9,384	$10,418
11/30/23	$10,453	$9,809	$10,462
12/31/23	$10,495	$10,184	$10,500
01/31/24	$10,547	$10,156	$10,554
02/29/24	$10,594	$10,013	$10,606
03/31/24	$10,644	$10,105	$10,650
04/30/24	$10,695	$9,850	$10,708
05/31/24	$10,744	$10,017	$10,759
06/30/24	$10,789	$10,112	$10,801
07/31/24	$10,836	$10,348	$10,853
08/31/24	$10,877	$10,497	$10,890
09/30/24	$10,922	$10,637	$10,937
10/31/24	$10,969	$10,374	$10,982
11/30/24	$11,015	$10,483	$11,031
12/31/24	$11,064	$10,312	$11,077
01/31/25	$11,110	$10,366	$11,127
02/28/25	$11,147	$10,595	$11,166
03/31/25	$11,186	$10,599	$11,203
04/30/25	$11,222	$10,640	$11,240
05/31/25	$11,267	$10,564	$11,286
06/30/25	$11,307	$10,726	$11,326
07/31/25	$11,352	$10,698	$11,370
08/31/25	$11,386	$10,826	$11,405
09/30/25	$11,422	$10,944	$11,441
10/31/25	$11,461	$11,013	$11,482
11/30/25	$11,498	$11,081	$11,519
12/31/25	$11,544	$11,065	$11,564
01/31/26	$11,583	$11,076	$11,605
02/28/26	$11,616	$11,258	$11,639
03/31/26	$11,653	$11,059	$11,677
04/30/26	$11,691	$11,072	$11,714
05/31/26	$11,725	$11,106	$11,749
06/30/26	$11,765	$11,133	$11,790

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 1/19/23
Fund NAV Returns	4.05%	4.83%
Bloomberg U.S. Aggregate Bond Index	3.79%	3.16%
Solactive US Treasury Floating Rate Note Bond Index	4.10%	4.89%

AssetsNet	$ 1,651,547
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 858
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,651,547 # of Portfolio Holdings8 Portfolio Turnover Rate68% Investment Advisory Fees Paid, Net$858
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	99.6%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

Table Summary
U.S. Treasury Floating Rate Notes, 3.93%, due 7/31/2027	17.0%
U.S. Treasury Floating Rate Notes, 3.97%, due 10/31/2027	16.9%
U.S. Treasury Floating Rate Notes, 3.88%, due 4/30/2028	14.8%
U.S. Treasury Floating Rate Notes, 3.98%, due 10/31/2026	13.0%
U.S. Treasury Floating Rate Notes, 3.87%, due 1/31/2027	13.0%
U.S. Treasury Floating Rate Notes, 3.96%, due 7/31/2026	12.7%
U.S. Treasury Floating Rate Notes, 3.94%, due 4/30/2027	6.1%
U.S. Treasury Floating Rate Notes, 3.87%, due 1/31/2028	6.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
C000240068
Shareholder Report [Line Items]
Fund Name	WisdomTree Long-Term Treasury Digital Fund
Trading Symbol	WTLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Long-Term Treasury Digital Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors). You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors)
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Long-Term Treasury Digital Fund	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Long-Term Treasury Digital Fund $9,218	Bloomberg U.S. Aggregate Bond Index $11,133	Solactive US 20+ Year Treasury Bond Index $9,194
01/19/23	$10,000	$10,000	$10,000
01/31/23	$9,900	$9,948	$9,807
02/28/23	$9,410	$9,691	$9,355
03/31/23	$9,856	$9,937	$9,808
04/30/23	$9,896	$9,997	$9,874
05/31/23	$9,614	$9,888	$9,570
06/30/23	$9,623	$9,853	$9,592
07/31/23	$9,390	$9,846	$9,356
08/31/23	$9,095	$9,783	$9,087
09/30/23	$8,371	$9,534	$8,352
10/31/23	$7,919	$9,384	$7,972
11/30/23	$8,710	$9,809	$8,694
12/31/23	$9,479	$10,184	$9,446
01/31/24	$9,240	$10,156	$9,234
02/29/24	$9,043	$10,013	$9,028
03/31/24	$9,126	$10,105	$9,106
04/30/24	$8,539	$9,850	$8,524
05/31/24	$8,791	$10,017	$8,704
06/30/24	$8,938	$10,112	$8,926
07/31/24	$9,255	$10,348	$9,250
08/31/24	$9,467	$10,497	$9,458
09/30/24	$9,647	$10,637	$9,637
10/31/24	$9,123	$10,374	$9,117
11/30/24	$9,305	$10,483	$9,292
12/31/24	$8,745	$10,312	$8,720
01/31/25	$8,777	$10,366	$8,760
02/28/25	$9,275	$10,595	$9,257
03/31/25	$9,164	$10,599	$9,140
04/30/25	$9,033	$10,640	$9,011
05/31/25	$8,749	$10,564	$8,731
06/30/25	$8,986	$10,726	$8,962
07/31/25	$8,887	$10,698	$8,869
08/31/25	$8,887	$10,826	$8,863
09/30/25	$9,201	$10,944	$9,184
10/31/25	$9,335	$11,013	$9,312
11/30/25	$9,368	$11,081	$9,335
12/31/25	$9,138	$11,065	$9,100
01/31/26	$9,115	$11,076	$9,093
02/28/26	$9,535	$11,258	$9,507
03/31/26	$9,131	$11,059	$9,114
04/30/26	$9,062	$11,072	$9,037
05/31/26	$9,103	$11,106	$9,086
06/30/26	$9,218	$11,133	$9,194

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 1/19/23
Fund NAV Returns	2.58%	-2.34%
Bloomberg U.S. Aggregate Bond Index	3.79%	3.16%
Solactive US 20+ Year Treasury Bond Index	2.59%	-2.41%

AssetsNet	$ 797,757
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 406
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$797,757 # of Portfolio Holdings40 Portfolio Turnover Rate108% Investment Advisory Fees Paid, Net$406
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	99.0%
Other Assets and Liabilities, Net	1.0%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
U.S. Treasury Bonds, 4.75%, due 2/15/2056	4.1%
U.S. Treasury Bonds, 4.75%, due 8/15/2055	4.1%
U.S. Treasury Bonds, 4.75%, due 5/15/2055	4.1%
U.S. Treasury Bonds, 4.63%, due 11/15/2055	4.0%
U.S. Treasury Bonds, 4.63%, due 2/15/2055	4.0%
U.S. Treasury Bonds, 4.63%, due 5/15/2054	4.0%
U.S. Treasury Bonds, 4.50%, due 11/15/2054	3.9%
U.S. Treasury Bonds, 4.75%, due 11/15/2053	3.9%
U.S. Treasury Bonds, 4.25%, due 8/15/2054	3.7%
U.S. Treasury Bonds, 4.25%, due 2/15/2054	3.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
C000263282
Shareholder Report [Line Items]
Fund Name	WisdomTree Private Credit and Alternative Income Digital Fund
Trading Symbol	CRDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Private Credit and Alternative Income Digital Fund (the "Fund") for the period of September 11, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors). You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors)
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Private Credit and Alternative Income Digital Fund	$38	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 9/11/25. Actual expenses are calculated using a 293/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.50%	[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Private Credit and Alternative Income Digital Fund $9,016	Bloomberg U.S. Aggregate Bond Index $10,133	Gapstow Private Credit and Alternative Income Index $9,054	ICE BofA Merrill Lynch U.S. High Yield Index $10,339	S&P 500® Index $11,493
9/11/2025	$10,000	$10,000	$10,000	$10,000	$10,000
9/30/2025	$9,629	$9,961	$9,630	$10,012	$10,159
12/31/2025	$9,468	$10,071	$9,484	$10,147	$10,429
3/31/2026	$8,847	$10,066	$8,871	$10,091	$9,977
6/30/2026	$9,016	$10,133	$9,054	$10,339	$11,493

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Since Inception 9/11/25Footnote Reference*
Fund NAV Returns	-9.84%
Bloomberg U.S. Aggregate Bond Index	1.33%
Gapstow Private Credit and Alternative Income Index	-9.46%
ICE BofA Merrill Lynch U.S. High Yield Index	3.39%
S&P 500® Index	14.93%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

AssetsNet	$ 3,539,811
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 9,766
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,539,811 # of Portfolio Holdings31 Portfolio Turnover Rate55% Investment Advisory Fees Paid, Net$9,766
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
Common Stocks	73.1%
Closed-End Funds	25.6%
Other Assets and Liabilities, Net	1.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Arbor Realty Trust, Inc.	3.3%
Oxford Lane Capital Corp.	3.3%
Sixth Street Specialty Lending, Inc.	3.3%
ARMOUR Residential REIT, Inc.	3.3%
AGNC Investment Corp.	3.3%
Golub Capital BDC, Inc.	3.3%
Ares Capital Corp.	3.2%
FS KKR Capital Corp.	3.2%
Hercules Capital, Inc.	3.2%
MFA Financial, Inc.	3.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
C000240076
Shareholder Report [Line Items]
Fund Name	WisdomTree Short-Duration Income Digital Fund
Trading Symbol	WTSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Short-Duration Income Digital Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors). You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors)
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Short-Duration Income Digital Fund	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Short-Duration Income Digital Fund $11,790	Bloomberg U.S. Aggregate Bond Index $11,133	Bloomberg U.S. Short Aggregate Composite Index $11,446	Bloomberg U.S. Short Aggregate Enhanced Yield Index $11,620
01/19/23	$10,000	$10,000	$10,000	$10,000
01/31/23	$10,000	$9,948	$9,979	$9,985
02/28/23	$9,900	$9,691	$9,852	$9,857
03/31/23	$9,994	$9,937	$10,031	$10,010
04/30/23	$10,025	$9,997	$10,079	$10,065
05/31/23	$9,984	$9,888	$10,031	$10,025
06/30/23	$10,056	$9,853	$9,968	$9,979
07/31/23	$10,127	$9,846	$10,006	$10,027
08/31/23	$10,137	$9,783	$10,026	$10,047
09/30/23	$10,065	$9,534	$9,977	$10,003
10/31/23	$10,035	$9,384	$9,978	$10,005
11/30/23	$10,260	$9,809	$10,159	$10,195
12/31/23	$10,453	$10,184	$10,331	$10,365
01/31/24	$10,495	$10,156	$10,367	$10,409
02/29/24	$10,463	$10,013	$10,297	$10,359
03/31/24	$10,537	$10,105	$10,349	$10,417
04/30/24	$10,463	$9,850	$10,261	$10,348
05/31/24	$10,558	$10,017	$10,360	$10,446
06/30/24	$10,619	$10,112	$10,431	$10,511
07/31/24	$10,777	$10,348	$10,592	$10,664
08/31/24	$10,883	$10,497	$10,702	$10,773
09/30/24	$10,986	$10,637	$10,803	$10,877
10/31/24	$10,890	$10,374	$10,686	$10,780
11/30/24	$10,986	$10,483	$10,735	$10,837
12/31/24	$10,952	$10,312	$10,721	$10,830
01/31/25	$11,028	$10,366	$10,778	$10,890
02/28/25	$11,115	$10,595	$10,888	$10,997
03/31/25	$11,121	$10,599	$10,941	$11,045
04/30/25	$11,165	$10,640	$11,042	$11,135
05/31/25	$11,220	$10,564	$11,017	$11,131
06/30/25	$11,349	$10,726	$11,108	$11,231
07/31/25	$11,327	$10,698	$11,098	$11,231
08/31/25	$11,438	$10,826	$11,218	$11,355
09/30/25	$11,503	$10,944	$11,251	$11,395
10/31/25	$11,548	$11,013	$11,293	$11,437
11/30/25	$11,615	$11,081	$11,357	$11,502
12/31/25	$11,645	$11,065	$11,387	$11,535
01/31/26	$11,697	$11,076	$11,407	$11,566
02/28/26	$11,749	$11,258	$11,497	$11,654
03/31/26	$11,647	$11,059	$11,404	$11,546
04/30/26	$11,731	$11,072	$11,427	$11,585
05/31/26	$11,744	$11,106	$11,439	$11,608
06/30/26	$11,790	$11,133	$11,446	$11,620

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 1/19/23
Fund NAV Returns	3.88%	4.89%
Bloomberg U.S. Aggregate Bond Index	3.79%	3.16%
Bloomberg U.S. Short Aggregate Composite Index	3.04%	3.99%
Bloomberg U.S. Short Aggregate Enhanced Yield Index	3.46%	4.45%

AssetsNet	$ 1,290,069
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,705
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,290,069 # of Portfolio Holdings6 Portfolio Turnover Rate8% Investment Advisory Fees Paid, Net$1,705
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
Exchange-Traded Funds	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

Table Summary
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	24.9%
WisdomTree Mortgage Plus Bond Fund	20.0%
WisdomTree U.S. Short Term Corporate Bond Fund	20.0%
WisdomTree Floating Rate Treasury Fund	15.0%
WisdomTree Interest Rate Hedged High Yield Bond Fund	15.0%
WisdomTree Emerging Markets Local Debt Fund	5.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
C000228751
Shareholder Report [Line Items]
Fund Name	WisdomTree Short-Term Treasury Digital Fund
Trading Symbol	WTSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Short-Term Treasury Digital Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors). You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors)
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Short-Term Treasury Digital Fund	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Short-Term Treasury Digital Fund $11,400	Bloomberg U.S. Aggregate Bond Index $11,304	Solactive US 1-3 Year Treasury Bond Index $11,470
12/14/22	$10,000	$10,000	$10,000
12/31/22	$9,971	$9,799	$9,987
01/31/23	$10,042	$10,101	$10,051
02/28/23	$9,968	$9,839	$9,983
03/31/23	$10,124	$10,089	$10,139
04/30/23	$10,155	$10,151	$10,163
05/31/23	$10,121	$10,040	$10,136
06/30/23	$10,077	$10,004	$10,084
07/31/23	$10,112	$9,997	$10,121
08/31/23	$10,149	$9,933	$10,161
09/30/23	$10,148	$9,681	$10,161
10/31/23	$10,181	$9,528	$10,195
11/30/23	$10,277	$9,960	$10,299
12/31/23	$10,379	$10,341	$10,414
01/31/24	$10,419	$10,313	$10,455
02/29/24	$10,374	$10,167	$10,412
03/31/24	$10,404	$10,261	$10,443
04/30/24	$10,365	$10,002	$10,412
05/31/24	$10,436	$10,171	$10,471
06/30/24	$10,495	$10,267	$10,542
07/31/24	$10,612	$10,507	$10,663
08/31/24	$10,705	$10,658	$10,758
09/30/24	$10,791	$10,801	$10,845
10/31/24	$10,730	$10,533	$10,782
11/30/24	$10,762	$10,644	$10,813
12/31/24	$10,787	$10,470	$10,840
01/31/25	$10,830	$10,526	$10,886
02/28/25	$10,902	$10,757	$10,961
03/31/25	$10,953	$10,761	$11,012
04/30/25	$11,039	$10,804	$11,099
05/31/25	$11,016	$10,726	$11,075
06/30/25	$11,084	$10,891	$11,142
07/31/25	$11,077	$10,863	$11,136
08/31/25	$11,170	$10,993	$11,230
09/30/25	$11,201	$11,112	$11,267
10/31/25	$11,237	$11,182	$11,304
11/30/25	$11,287	$11,251	$11,354
12/31/25	$11,323	$11,235	$11,392
01/31/26	$11,346	$11,247	$11,415
02/28/26	$11,405	$11,431	$11,476
03/31/26	$11,357	$11,229	$11,426
04/30/26	$11,379	$11,242	$11,450
05/31/26	$11,391	$11,277	$11,462
06/30/26	$11,400	$11,304	$11,470

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 12/14/22
Fund NAV Returns	2.86%	3.77%
Bloomberg U.S. Aggregate Bond Index	3.79%	3.52%
Solactive US 1-3 Year Treasury Bond Index	2.95%	3.94%

AssetsNet	$ 1,023,462
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 513
InvestmentCompanyPortfolioTurnover	153.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,023,462 # of Portfolio Holdings96 Portfolio Turnover Rate153% Investment Advisory Fees Paid, Net$513
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	99.2%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes, 3.50%, due 1/31/2028	2.2%
U.S. Treasury Notes, 3.88%, due 5/15/2029	1.4%
U.S. Treasury Notes, 4.63%, due 4/30/2029	1.4%
U.S. Treasury Notes, 3.75%, due 4/30/2028	1.4%
U.S. Treasury Notes, 3.50%, due 9/30/2027	1.4%
U.S. Treasury Notes, 3.50%, due 10/31/2027	1.4%
U.S. Treasury Notes, 3.75%, due 6/30/2027	1.4%
U.S. Treasury Notes, 3.38%, due 11/30/2027	1.4%
U.S. Treasury Notes, 3.38%, due 12/31/2027	1.4%
U.S. Treasury Notes, 3.88%, due 3/31/2028	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
C000241818
Shareholder Report [Line Items]
Fund Name	WisdomTree Siegel Global Equity Digital Fund
Trading Symbol	EQTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Siegel Global Equity Digital Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors). You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors)
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Siegel Global Equity Digital Fund	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Siegel Global Equity Digital Fund $15,534	MSCI AC World Index $16,786	MSCI ACWI Value Index $15,912
12/06/23	$10,000	$10,000	$10,000
12/31/23	$10,549	$10,498	$10,529
01/31/24	$10,529	$10,559	$10,514
02/29/24	$10,881	$11,012	$10,785
03/31/24	$11,292	$11,358	$11,251
04/30/24	$10,879	$10,983	$10,913
05/31/24	$11,332	$11,429	$11,235
06/30/24	$11,354	$11,684	$11,184
07/31/24	$11,667	$11,872	$11,671
08/31/24	$11,930	$12,174	$11,987
09/30/24	$12,110	$12,457	$12,238
10/31/24	$11,866	$12,177	$11,934
11/30/24	$12,304	$12,632	$12,307
12/31/24	$11,803	$12,333	$11,662
01/31/25	$12,154	$12,747	$12,152
02/28/25	$12,174	$12,671	$12,339
03/31/25	$11,847	$12,170	$12,218
04/30/25	$11,702	$12,284	$12,076
05/31/25	$12,239	$12,990	$12,457
06/30/25	$12,694	$13,573	$12,931
07/31/25	$12,819	$13,757	$13,001
08/31/25	$13,233	$14,097	$13,422
09/30/25	$13,501	$14,607	$13,724
10/31/25	$13,563	$14,934	$13,722
11/30/25	$13,792	$14,933	$13,964
12/31/25	$13,908	$15,088	$14,226
01/31/26	$14,445	$15,536	$14,960
02/28/26	$14,888	$15,735	$15,457
03/31/26	$14,121	$14,605	$14,392
04/30/26	$15,063	$16,091	$15,504
05/31/26	$15,502	$16,921	$15,996
06/30/26	$15,534	$16,786	$15,912

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 12/6/23
Fund NAV Returns	22.37%	18.70%
MSCI AC World Index	23.67%	22.33%
MSCI ACWI Value Index	23.05%	19.81%

AssetsNet	$ 1,094,747
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 1,322
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,094,747 # of Portfolio Holdings11 Portfolio Turnover Rate12% Investment Advisory Fees Paid, Net$1,322
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
Exchange-Traded Funds	100.0%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%.

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
WisdomTree U.S. Quality Dividend Growth Fund	19.8%
iShares Core S&P 500 ETF	15.1%
WisdomTree U.S. Total Dividend Fund	14.9%
Vanguard International High Dividend Yield ETF	9.8%
WisdomTree Emerging Markets High Dividend Fund	8.1%
Vanguard High Dividend Yield ETF	7.8%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	5.0%
WisdomTree Japan Hedged Equity Fund	4.2%
WisdomTree International Quality Dividend Growth Fund	4.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
C000241816
Shareholder Report [Line Items]
Fund Name	WisdomTree Siegel Longevity Digital Fund
Trading Symbol	LNGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Siegel Longevity Digital Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors). You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors)
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Siegel Longevity Digital Fund	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Siegel Longevity Digital Fund $14,369	S&P 500® Index $16,980	75% MSCI ACWI Value Index/25% Bloomberg U.S. Aggregate Bond Index Composite $14,610
12/06/23	$10,000	$10,000	$10,000
12/31/23	$10,462	$10,454	$10,462
01/31/24	$10,442	$10,630	$10,444
02/29/24	$10,703	$11,198	$10,609
03/31/24	$11,020	$11,558	$10,972
04/30/24	$10,657	$11,086	$10,660
05/31/24	$11,020	$11,636	$10,942
06/30/24	$11,040	$12,053	$10,930
07/31/24	$11,324	$12,200	$11,351
08/31/24	$11,547	$12,496	$11,621
09/30/24	$11,700	$12,763	$11,843
10/31/24	$11,475	$12,647	$11,549
11/30/24	$11,833	$13,389	$11,850
12/31/24	$11,409	$13,070	$11,336
01/31/25	$11,690	$13,434	$11,708
02/28/25	$11,742	$13,259	$11,907
03/31/25	$11,495	$12,512	$11,821
04/30/25	$11,401	$12,427	$11,729
05/31/25	$11,777	$13,209	$11,986
06/30/25	$12,143	$13,881	$12,374
07/31/25	$12,216	$14,192	$12,416
08/31/25	$12,563	$14,480	$12,755
09/30/25	$12,803	$15,008	$13,005
10/31/25	$12,846	$15,360	$13,024
11/30/25	$13,047	$15,397	$13,216
12/31/25	$13,133	$15,407	$13,397
01/31/26	$13,553	$15,630	$13,919
02/28/26	$13,952	$15,512	$14,323
03/31/26	$13,354	$14,739	$13,520
04/30/26	$14,020	$16,286	$14,307
05/31/26	$14,314	$17,143	$14,658
06/30/26	$14,369	$16,980	$14,610

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 12/6/23
Fund NAV Returns	18.33%	15.15%
S&P 500® Index	22.33%	22.88%
75% MSCI ACWI Value Index/25% Bloomberg U.S. Aggregate Bond Index Composite	18.07%	15.90%

AssetsNet	$ 419,856
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 415
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$419,856 # of Portfolio Holdings14 Portfolio Turnover Rate16% Investment Advisory Fees Paid, Net$415
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
Exchange-Traded Funds	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	14.7%
WisdomTree U.S. Total Dividend Fund	13.5%
iShares Core S&P 500 ETF	8.2%
WisdomTree U.S. Quality Dividend Growth Fund	8.0%
WisdomTree U.S. High Yield Corporate Bond Fund	7.8%
Vanguard International High Dividend Yield ETF	7.8%
WisdomTree Emerging Markets High Dividend Fund	7.1%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	6.8%
Vanguard High Dividend Yield ETF	5.9%
WisdomTree Managed Futures Strategy Fund	4.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
C000241819
Shareholder Report [Line Items]
Fund Name	WisdomTree Siegel Moderate Digital Fund
Trading Symbol	MODRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Siegel Moderate Digital Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors). You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors)
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Siegel Moderate Digital Fund	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Siegel Moderate Digital Fund $13,771	S&P 500® Index $16,980	60% MSCI ACWI Value Index/40% Bloomberg U.S. Aggregate Bond Index Composite $13,871
12/06/23	$10,000	$10,000	$10,000
12/31/23	$10,441	$10,454	$10,422
01/31/24	$10,410	$10,630	$10,402
02/29/24	$10,571	$11,198	$10,504
03/31/24	$10,844	$11,558	$10,811
04/30/24	$10,501	$11,086	$10,511
05/31/24	$10,834	$11,636	$10,768
06/30/24	$10,885	$12,053	$10,780
07/31/24	$11,159	$12,200	$11,162
08/31/24	$11,372	$12,496	$11,406
09/30/24	$11,547	$12,763	$11,611
10/31/24	$11,291	$12,647	$11,322
11/30/24	$11,587	$13,389	$11,583
12/31/24	$11,215	$13,070	$11,143
01/31/25	$11,454	$13,434	$11,447
02/28/25	$11,579	$13,259	$11,653
03/31/25	$11,375	$12,512	$11,587
04/30/25	$11,292	$12,427	$11,524
05/31/25	$11,594	$13,209	$11,709
06/30/25	$11,949	$13,881	$12,049
07/31/25	$11,991	$14,192	$12,075
08/31/25	$12,296	$14,480	$12,367
09/30/25	$12,522	$15,008	$12,588
10/31/25	$12,575	$15,360	$12,619
11/30/25	$12,744	$15,397	$12,784
12/31/25	$12,800	$15,407	$12,920
01/31/26	$13,132	$15,630	$13,325
02/28/26	$13,475	$15,512	$13,678
03/31/26	$12,914	$14,739	$13,016
04/30/26	$13,478	$16,286	$13,625
05/31/26	$13,739	$17,143	$13,901
06/30/26	$13,771	$16,980	$13,871

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 12/6/23
Fund NAV Returns	15.25%	13.28%
S&P 500® Index	22.33%	22.88%
60% MSCI ACWI Value Index/40% Bloomberg U.S. Aggregate Bond Index Composite	15.13%	13.58%

AssetsNet	$ 480,107
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 442
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$480,107 # of Portfolio Holdings17 Portfolio Turnover Rate11% Investment Advisory Fees Paid, Net$442
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
Exchange-Traded Funds	99.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	16.1%
WisdomTree U.S. Quality Dividend Growth Fund	14.5%
WisdomTree Mortgage Plus Bond Fund	9.1%
WisdomTree U.S. Total Dividend Fund	9.0%
iShares Core S&P 500 ETF	8.3%
Vanguard International High Dividend Yield ETF	6.5%
iShares 10-20 Year Treasury Bond ETF	5.5%
WisdomTree Emerging Markets High Dividend Fund	4.8%
Vanguard High Dividend Yield ETF	4.7%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	4.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
C000240075
Shareholder Report [Line Items]
Fund Name	WisdomTree Technology and Innovation 100 Digital Fund
Trading Symbol	TECHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Technology and Innovation 100 Digital Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors). You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors)
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Technology and Innovation 100 Digital Fund	$12	0.10%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Technology and Innovation 100 Digital Fund $29,372	S&P 500® Index $20,032	WisdomTree Technology and Innovation 100 Index $29,455
01/19/23	$10,000	$10,000	$10,000
01/31/23	$10,620	$10,380	$10,624
02/28/23	$10,560	$10,127	$10,556
03/31/23	$11,590	$10,499	$11,593
04/30/23	$11,520	$10,662	$11,520
05/31/23	$12,560	$10,709	$12,568
06/30/23	$13,370	$11,416	$13,377
07/31/23	$14,030	$11,783	$14,031
08/31/23	$13,940	$11,596	$13,943
09/30/23	$13,190	$11,043	$13,199
10/31/23	$12,840	$10,810	$12,841
11/30/23	$14,300	$11,798	$14,287
12/31/23	$15,089	$12,334	$15,076
01/31/24	$15,582	$12,541	$15,569
02/29/24	$16,672	$13,211	$16,666
03/31/24	$17,039	$13,636	$17,036
04/30/24	$16,221	$13,079	$16,214
05/31/24	$17,270	$13,727	$17,268
06/30/24	$18,612	$14,220	$18,616
07/31/24	$18,340	$14,393	$18,342
08/31/24	$18,549	$14,742	$18,556
09/30/24	$19,199	$15,057	$19,206
10/31/24	$19,189	$14,920	$19,196
11/30/24	$20,206	$15,796	$20,215
12/31/24	$20,504	$15,420	$20,518
01/31/25	$20,969	$15,849	$20,993
02/28/25	$19,997	$15,642	$20,015
03/31/25	$18,317	$14,761	$18,338
04/30/25	$18,529	$14,661	$18,545
05/31/25	$20,324	$15,584	$20,348
06/30/25	$21,856	$16,376	$21,887
07/31/25	$22,670	$16,744	$22,708
08/31/25	$22,923	$17,083	$22,959
09/30/25	$24,476	$17,706	$24,522
10/31/25	$25,754	$18,121	$25,798
11/30/25	$25,184	$18,165	$25,232
12/31/25	$24,958	$18,177	$25,005
01/31/26	$24,969	$18,440	$25,018
02/28/26	$23,893	$18,300	$23,946
03/31/26	$22,795	$17,389	$22,840
04/30/26	$26,666	$19,213	$26,740
05/31/26	$29,960	$20,225	$30,040
06/30/26	$29,372	$20,032	$29,455

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 1/19/23
Fund NAV Returns	34.39%	36.70%
S&P 500® Index	22.33%	22.31%
WisdomTree Technology and Innovation 100 Index	34.58%	36.78%

AssetsNet	$ 6,093,914
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 5,137
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$6,093,914 # of Portfolio Holdings101 Portfolio Turnover Rate16% Investment Advisory Fees Paid, Net$5,137
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	67.5%
Communication Services	13.4%
Consumer Discretionary	11.0%
Health Care	6.4%
Industrials	0.8%
Financials	0.8%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	7.8%
Alphabet, Inc., Class A	7.4%
Apple, Inc.	7.3%
Amazon.com, Inc.	6.2%
Broadcom, Inc.	5.4%
Microsoft Corp.	5.2%
Micron Technology, Inc.	4.3%
Tesla, Inc.	3.4%
Meta Platforms, Inc., Class A	3.1%
Advanced Micro Devices, Inc.	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
C000240071
Shareholder Report [Line Items]
Fund Name	WisdomTree TIPS Digital Fund
Trading Symbol	TIPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree TIPS Digital Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors). You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors)
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree TIPS Digital Fund	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree TIPS Digital Fund $11,116	Bloomberg U.S. Aggregate Bond Index $11,133	Solactive US Treasury Inflation-Linked Bond Index $11,254
01/19/23	$10,000	$10,000	$10,000
01/31/23	$9,990	$9,948	$9,978
02/28/23	$9,880	$9,691	$9,853
03/31/23	$10,134	$9,937	$10,142
04/30/23	$10,134	$9,997	$10,144
05/31/23	$10,023	$9,888	$10,029
06/30/23	$10,008	$9,853	$9,989
07/31/23	$10,018	$9,846	$9,991
08/31/23	$9,915	$9,783	$9,920
09/30/23	$9,729	$9,534	$9,741
10/31/23	$9,646	$9,384	$9,692
11/30/23	$9,916	$9,809	$9,932
12/31/23	$10,154	$10,184	$10,175
01/31/24	$10,186	$10,156	$10,215
02/29/24	$10,081	$10,013	$10,109
03/31/24	$10,154	$10,105	$10,181
04/30/24	$9,985	$9,850	$10,026
05/31/24	$10,154	$10,017	$10,165
06/30/24	$10,230	$10,112	$10,277
07/31/24	$10,424	$10,348	$10,461
08/31/24	$10,500	$10,497	$10,544
09/30/24	$10,655	$10,637	$10,699
10/31/24	$10,460	$10,374	$10,510
11/30/24	$10,514	$10,483	$10,560
12/31/24	$10,329	$10,312	$10,392
01/31/25	$10,460	$10,366	$10,525
02/28/25	$10,679	$10,595	$10,759
03/31/25	$10,736	$10,599	$10,834
04/30/25	$10,736	$10,640	$10,842
05/31/25	$10,681	$10,564	$10,779
06/30/25	$10,769	$10,726	$10,883
07/31/25	$10,781	$10,698	$10,893
08/31/25	$10,926	$10,826	$11,064
09/30/25	$10,985	$10,944	$11,109
10/31/25	$11,019	$11,013	$11,146
11/30/25	$11,042	$11,081	$11,167
12/31/25	$10,977	$11,065	$11,109
01/31/26	$11,035	$11,076	$11,159
02/28/26	$11,172	$11,258	$11,302
03/31/26	$11,023	$11,059	$11,158
04/30/26	$11,148	$11,072	$11,281
05/31/26	$11,159	$11,106	$11,302
06/30/26	$11,116	$11,133	$11,254

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 1/19/23
Fund NAV Returns	3.22%	3.12%
Bloomberg U.S. Aggregate Bond Index	3.79%	3.16%
Solactive US Treasury Inflation-Linked Bond Index	3.41%	3.48%

AssetsNet	$ 952,654
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 487
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$952,654 # of Portfolio Holdings48 Portfolio Turnover Rate98% Investment Advisory Fees Paid, Net$487
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	99.5%
Other Assets and Liabilities, Net	0.5%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 7/15/2035	4.1%
U.S. Treasury Inflation-Indexed Notes, 2.13%, due 1/15/2035	4.1%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 7/15/2034	3.8%
U.S. Treasury Inflation-Indexed Notes, 1.75%, due 1/15/2034	3.6%
U.S. Treasury Inflation-Indexed Notes, 1.13%, due 10/15/2030	3.4%
U.S. Treasury Inflation-Indexed Notes, 1.63%, due 4/15/2030	3.4%
U.S. Treasury Inflation-Indexed Notes, 1.13%, due 1/15/2033	3.4%
U.S. Treasury Inflation-Indexed Notes, 1.38%, due 7/15/2033	3.4%
U.S. Treasury Inflation-Indexed Notes, 0.63%, due 7/15/2032	3.4%
U.S. Treasury Inflation-Indexed Notes, 1.63%, due 10/15/2029	3.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information
C000245468
Shareholder Report [Line Items]
Fund Name	WisdomTree Treasury Money Market Digital Fund
Trading Symbol	WTGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Treasury Money Market Digital Fund (the "Fund") (formerly, WisdomTree Government Money Market Digital Fund) for the period of July 1, 2025 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors). You can also request this information by contacting us at 1-866-909-WISE (9473).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtreeconnect.com/prospectus-regulatory-reports (for institutional investors) or www.wisdomtreeprime.com/prospectus-and-regulatory-information (for retail investors)
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Treasury Money Market Digital Fund	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
Table Summary
	WisdomTree Treasury Money Market Digital Fund $11,215	ICE U.S. 1-Month Treasury Bill Index $11,258
11/07/23	$10,000	$10,000
11/30/23	$10,034	$10,034
12/31/23	$10,078	$10,081
01/31/24	$10,122	$10,126
02/29/24	$10,163	$10,167
03/31/24	$10,207	$10,214
04/30/24	$10,250	$10,257
05/31/24	$10,294	$10,307
06/30/24	$10,338	$10,349
07/31/24	$10,383	$10,396
08/31/24	$10,428	$10,446
09/30/24	$10,470	$10,488
10/31/24	$10,510	$10,529
11/30/24	$10,548	$10,571
12/31/24	$10,594	$10,610
01/31/25	$10,630	$10,649
02/28/25	$10,663	$10,684
03/31/25	$10,700	$10,721
04/30/25	$10,736	$10,759
05/31/25	$10,773	$10,799
06/30/25	$10,809	$10,836
07/31/25	$10,847	$10,873
08/31/25	$10,885	$10,915
09/30/25	$10,921	$10,951
10/31/25	$10,957	$10,991
11/30/25	$10,990	$11,024
12/31/25	$11,026	$11,061
01/31/26	$11,058	$11,094
02/28/26	$11,087	$11,126
03/31/26	$11,120	$11,158
04/30/26	$11,151	$11,191
05/31/26	$11,183	$11,226
06/30/26	$11,215	$11,258

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 11/7/23
Fund NAV Returns	3.75%	4.43%
ICE U.S. 1-Month Treasury Bill Index	3.90%	4.58%

AssetsNet	$ 717,453,662
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 1,836,829
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$717,453,662 # of Portfolio Holdings8 Investment Advisory Fees Paid, Net$1,836,829
Holdings [Text Block]

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	80.9%
Repurchase Agreement	19.3%
Mutual Funds	0.0%Footnote Reference*
Other Assets and Liabilities, Net	(0.2)%
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%.

Largest Holdings [Text Block]

Top Holdings (% of Net Assets)

Table Summary
U.S. Treasury Bills, 3.74%, due 8/25/2026	36.5%
U.S. Treasury Bills, 3.78%, due 9/24/2026	20.7%
U.S. Treasury Floating Rate Note, 3.96%, due 7/31/2026	16.8%
Deutsche Bank, tri-party repurchase agreement, 3.64%, due 7/1/2026	15.8%
U.S. Treasury Bills, 3.70%, due 9/3/2026	6.9%
Royal Bank of Canada, tri-party repurchase agreement, 3.53%, due 7/1/2026	3.5%
BNY Dreyfus Stablecoin Reserves Fund	0.0%Footnote Reference*
BlackRock Select Treasury Based Liquidity Fund	0.0%Footnote Reference*
Footnote	Description
Footnote*	Represents less than 0.1%

Material Fund Change [Text Block]

Material Fund Changes

On November 1, 2025, the Fund changed its name from the WisdomTree Government Money Market Digital Fund to the WisdomTree Treasury Money Market Digital Fund and revised its principal investment strategy. As of that date, the Fund invests, under normal circumstances, exclusively in U.S. dollar cash, short-term U.S. Treasury securities, overnight repurchase agreements fully collateralized by U.S. Treasury securities, and registered government money market funds. The Fund also revised its 80% investment policy to focus on U.S. Treasury-related investments.

Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtreeconnect.com/prospectus-regulatory-reports or www.wisdomtreeprime.com/prospectus-and-regulatory-information

[1]	Annualized.
[2]	Annualized.